Loan payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loan Payable
Loan payable

Note 8 – Loan payable

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $40,000 at December 31, 2020, of which $7,000 was recorded as the current portion of loans payable on the accompanying balance sheet. During the nine months ended September 30, 2021, the Company made principal payments of $5,000, leaving a loan balance of $35,000 at September 30, 2021, of which $7,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

Note 6 – Loan payable

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. No loan payments were made during the year ended December 31, 2020, leaving a loan balance of $40,000 at December 31, 2020, of which $7,000 was recorded as the current portion of loans payable on the accompanying balance sheet.